Financial risk management - Foreign currency sensitivity analysis (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Apr. 26, 2019 $ / shares	Dec. 31, 2018 MXN ($) $ / shares	Dec. 31, 2017 MXN ($) $ / shares	Dec. 31, 2016 MXN ($) $ / shares
Financial risk management
Liability positions net in foreign currencies	$ 53,944
Carrying values of monetary assets and liabilities denominated in foreign currencies
Liabilities denominated in foreign currencies	(360,111)				$ (7,078,557,000)	$ (6,971,485,000)	$ (6,858,343,000)
Assets per segment	$ 793,142				$ 15,590,484,000	$ 14,200,800,000	$ 13,545,323,000
U.S. Dollar
Interbank exchange rate
Exchange rate | $ / shares	19.6566	19.7354	20.6640		19.6566	19.7354	20.6640
Currency risk
Financial risk management
Unfavorable change in exchange rate of peso against U.S. dollar (as a percent)	10.00%	10.00%	10.00%		10.00%	10.00%	10.00%
Liability positions net in foreign currencies		$ 25,370	$ 2,407
Estimated exchange rate (gain) loss from unfavorable change in exchange rate					$ (106,035,000)	$ (50,069,000)	$ 4,974,000
Transactions in U.S. dollars
Technical assistance	$ 8,781	6,863	5,707
Insurance	2,227	2,295	1,481
Purchase of machinery and maintenance	9,527	16,562	6,886
Software	437	1,722	1,728
Professional services, fees and subscriptions	2,147	968	1,161
Other	8,043	6,437	7,660
Currency risk | U.S. Dollar
Carrying values of monetary assets and liabilities denominated in foreign currencies
Liabilities denominated in foreign currencies	(13,185)	(15,631)	(14,457)
Assets per segment	$ 67,129	$ 41,001	$ 12,050
Interbank exchange rate
Exchange rate				18.8644	19.6566	19.7354	20.6640